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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               --------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Piper Jaffray Companies
         ------------------------------
Address: 800 Nicollet Mall
         ------------------------------
         Suite 800
         ------------------------------
         Minneapolis, MN 55402-7020
         ------------------------------

Form 13F File Number: 28-10776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tim Carter
         ------------------------------
Title:   Treasurer
         ------------------------------
Phone:   612 303-6000
         ------------------------------

Signature, Place, and Date of Signing:


             Tim Carter                    Minneapolis, MN            2/9/09
-------------------------------------   ----------------------   ---------------
[Signature]                                 [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                             -----------

Form 13F Information Table Entry Total:          52
                                             -----------

Form 13F Information Table Value Total:      $    17,968
                                             -----------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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
COLUMN 1                          COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                           TITLE OF                VALUE    SHRS OR           PUT/  INVESTMENT  OTHER
ISSUER                             CLASS        CUSIP    (X$1000)  PRN AMT  SH/PRN   CALL  DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP           CL A             029912201        1        50  SH                                       50    0    0
AMERISOURCEBERGEN CORP        COM              03073E105    3,188    89,400  SH      CALL                         89,400    0    0
AMERISOURCEBERGEN CORP        COM              03073E105    1,662    46,600  SH      PUT                          46,600    0    0
ARENA RESOURCES INC           COM              040049108        6       225  SH                                      225    0    0
ATS MED INC                   NOTE  6.000%10/1 002083AB9    1,435 2,000,000  PRN                               2,000,000    0    0
BARCLAYS BANK PLC             ADR PFD SR 5     06739H362      907    60,400  SH                                   60,400    0    0
BIOMARIN PHARMACEUTICAL INC   COM              09061G101        2       100  SH                                      100    0    0
CHICOS FAS INC                COM              168615102        0         5  SH                                        5    0    0
CTRIP COM INTL LTD            ADR              22943F100      119     5,000  SH                                    5,000    0    0
D & E COMMUNICATIONS INC      COM              232860106        1       200  SH                                      200    0    0
DIGITAL RLTY TR INC           COM              253868103        2        50  SH                                       50    0    0
ENPRO INDS INC                DBCV  3.937%10/1 29355XAB3       77   100,000  PRN                                 100,000    0    0
F5 NETWORKS INC               COM              315616102        2        91  SH                                       91    0    0
FGX INTERNATIONAL HLDGS LTD   ORD SHS          G3396L102       26     1,925  SH                                    1,925    0    0
FISERV INC                    COM              337738108        2        50  SH                                       50    0    0
FOCUS MEDIA HLDG LTD          SPONSORED ADR    34415V109      136    15,000  SH                                   15,000    0    0
GAMESTOP CORP NEW             CL A             36467W109        1        50  SH                                       50    0    0
GREATBATCH INC                SDCV  2.250% 6/1 39153LAB2    2,834 3,305,000  PRN                               3,305,000    0    0
HATTERAS FINL CORP            COM              41902R103        5       200  SH                                      200    0    0
IHS INC                       CL A             451734107        2        50  SH                                       50    0    0
JA SOLAR HOLDINGS CO LTD      SPON ADR         466090107       87    20,000  SH                                   20,000    0    0
L-3 COMMUNICATIONS HLDGS INC  COM              502424104       35       475  SH                                      475    0    0
LAWSON SOFTWARE INC NEW       NOTE  2.500% 4/1 52078PAA0      205   265,000  PRN                                 265,000    0    0
LINCOLN ELEC HLDGS INC        COM              533900106        3        50  SH                                       50    0    0
MAGMA DESIGN AUTOMATION       COM              559181102       20    20,000  SH      PUT                          20,000    0    0
MAGMA DESIGN AUTOMATION       NOTE  2.000% 5/1 559181AC6    1,639 2,869,000  PRN                               2,869,000    0    0
MARINER ENERGY INC            COM              56845T305        7       700  SH                                      700    0    0
MCAFEE INC                    COM              579064106       36     1,050  SH                                    1,050    0    0
MWI VETERINARY SUPPLY INC     COM              55402X105        3       100  SH                                      100    0    0
NEW YORK CMNTY BANCORP INC    COM              649445103       40     3,325  SH                                    3,325    0    0
NYSE EURONEXT                 COM              629491101    1,741    63,578  SH                                   63,578    0    0
O REILLY AUTOMOTIVE INC       COM              686091109       12       400  SH                                      400    0    0
O2MICRO INTERNATIONAL LTD     SPONS ADR        67107W100        1       500  SH                                      500    0    0
OLD DOMINION FGHT LINES INC   COM              679580100        9       300  SH                                      300    0    0
ON SEMICONDUCTOR CORP         COM              682189105       36    10,532  SH                                   10,532    0    0
OSI PHARMACEUTICALS INC       NOTE  2.000%12/1 671040AF0      339   250,000  PRN                                 250,000    0    0

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
COLUMN 1                          COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                           TITLE OF                VALUE    SHRS OR           PUT/  INVESTMENT  OTHER
ISSUER                             CLASS        CUSIP    (X$1000)  PRN AMT  SH/PRN   CALL  DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
PATTERSON COMPANIES INC       COM              703395103      469    25,000  SH      PUT                          25,000    0    0
PATTERSON COMPANIES INC       COM              703395103      469    25,000  SH                                   25,000    0    0
PHARMERICA CORP               COM              71714F104    1,758   112,200  SH      CALL                        112,200    0    0
PHARMERICA CORP               COM              71714F104      235    15,000  SH      PUT                          15,000    0    0
PHARMERICA CORP               COM              71714F104        1        45  SH                                       45    0    0
POWERWAVE TECHNOLOGIES INC    COM              739363109       16    32,500  SH                                   32,500    0    0
PSYCHIATRIC SOLUTIONS INC     COM              74439H108        1        50  SH                                       50    0    0
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS R   780097747      120    15,000  SH                                   15,000    0    0
SANDISK CORP                  COM              80004C101       96    10,000  SH                                   10,000    0    0
SIGNATURE BK NEW YORK N Y     COM              82669G104       32     1,125  SH                                    1,125    0    0
SIRIUS XM RADIO INC           COM              82967N108        8    68,600  SH      CALL                         68,600    0    0
SOLERA HOLDINGS INC           COM              83421A104       37     1,550  SH                                    1,550    0    0
SPDR GOLD TRUST               GOLD SHS         78463V107       35       400  SH                                      400    0    0
SUPERTEX INC                  COM              868532102       34     1,403  SH                                    1,403    0    0
THERMO FISHER SCIENTIFIC INC  COM              883556102       12       350  SH                                      350    0    0
YAHOO INC                     COM              984332106       24     2,000  SH      CALL                          2,000    0    0